Investment Strategy	Nov. 26, 2025
INVESCO S&P 500 INDEX FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following information is added under the heading “Principal Investment Strategies of the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses, as applicable:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 (1940 Act) solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of November 20, 2025, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Underlying Index.